CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Accumulated Losses [Member]	Participation Interest [Member]
BEGINNING BALANCE at Dec. 31, 2019	$ 1,158,659	$ 24	$ 7	$ 1,655,602	$ 269	$ (764,534)	$ 267,291
BEGINNING BALANCE (in shares) at Dec. 31, 2019		241,818,016	72,511,760
Net loss	(405,092)	$ 0	$ 0	0	0	(321,626)	(83,466)
Foreign currency translation adjustments	15,208	0	0	0	11,607	0	3,601
Shares issued, net of offering expenses	498,948	$ 13	$ 0	498,935	0	0	0
Shares issued, net of offering expenses, shares		128,534,684	0
Change in Participation Interest resulting from 2022 Private Placements (as described in Note 13)	0	$ 0	$ 0	(20,310)	0	0	20,310
ENDING BALANCE at Dec. 31, 2020	1,267,723	$ 37	$ 7	2,134,227	11,876	(1,086,160)	207,736
ENDING BALANCE (in shares) at Dec. 31, 2020		370,352,700	72,511,760
Net loss	(302,002)	$ 0	$ 0	0	0	(252,555)	(49,447)
Foreign currency translation adjustments	(21,538)	0	0	0	(18,012)	0	(3,526)
ENDING BALANCE at Dec. 31, 2021	944,183	$ 37	$ 7	2,134,227	(6,136)	(1,338,715)	154,763
ENDING BALANCE (in shares) at Dec. 31, 2021		370,352,700	72,511,760
Net loss	(361,307)					(326,451)	(34,856)
Foreign currency translation adjustments	(5,890)				(5,535)		(355)
Shares issued, net of offering expenses	299,159	$ 40		299,119
Shares issued, net of offering expenses, shares		400,000,000
Change in Participation Interest resulting from 2022 Private Placements (as described in Note 13)				44,013			(44,013)
ENDING BALANCE at Dec. 31, 2022	$ 876,145	$ 77	$ 7	$ 2,477,359	$ (11,671)	$ (1,665,166)	$ 75,539
ENDING BALANCE (in shares) at Dec. 31, 2022		770,352,700	72,511,760